EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses, as supplemented and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 114 (“Amendment No. 114”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 114 was filed electronically with the Commission (Accession No. 0000940394-08-000196) on February 28, 2008:

Eaton Vance Alabama Municipals Fund
Eaton Vance California Municipals Fund
Eaton Vance Connecticut Municipals Fund
Eaton Vance Georgia Municipals Fund
Eaton Vance Maryland Municipals Fund
Eaton Vance New Jersey Municipals Fund
Eaton Vance New York Municipals Fund
Eaton Vance North Carolina Municipals Fund
Eaton Vance Pennsylvania Municipals Fund
Eaton Vance South Carolina Municipals Fund
Eaton Vance Virginia Municipals Fund

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: March 3, 2008